Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

The Company has two loan agreements with Daniel M. Wallach, our CEO, and his wife, pursuant to which they provide the Company with the Wallach LOC and the Wallach Trust LOC. The agreements lay out the terms under which those members can lend money to us, providing that we desire the funds and the members wish to lend. The interest rate on both the Wallach LOC and the Wallach Trust LOC generally equals prime plus 3%, as more fully described in Note 7.

The Company has a loan agreement with William Myrick, our EVP (the “Myrick LOC Agreement”), pursuant to which Mr. Myrick provides us with the Myrick LOC. The Myrick LOC Agreement lays out the terms under which Mr. Myrick can lend money to us, providing that we desire the funds and Mr. Myrick wish to lend. The rate on the Myrick LOC generally equals prime plus 3%, as more fully described in Note 7.

Two of our managers, Catherine Loftin our CFO and Mark Reynolds our EVP of Sales each own 1% of our Class A common units. Barbara L. Harshman, our EVP of Operations, owns 2% of our Class A common units. Mr. Myrick owns 15.3% of our Class A common units.

Mr. Wallach and his wife’s parents own 33.29 and 5.42 of our Series C Preferred Units, respectively. One of our managers, Gregory L. Sheldon, owns 23.58 of our Series C Preferred Units.

The Company has a Senior Subordinated Promissory Note with the parents of Mr. Wallach for $375. The interest rate on the promissory note is 10% and the lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice, as more fully described in Note 7.

A son of one of our Managers’ is a minor participant in the Shuman LOC, which is more fully described in Note 7. In addition, Mr. Summers’ son is a lender to the Company pursuant to a New LOC Agreement, with principal not to exceed $2,000.

During 2021, Mr. Myrick purchased two loans from the Company for approximately $141 and both loans were serviced by the company as of December 31, 2021. One loan paid off during 2022 and the second loan paid off in 2023.

During 2021, one of our managers purchased one loans from the Company for $405. The loan paid off during 2022 and the proceeds were used to purchase another loan for $417. The loan was serviced by the company and paid off in 2023.

The Hoskins Group had a preferred equity interest in the Company as of December 31, 2022 which was paid off in 2023. The Series B Preferred Units to the Hoskins Group, as more fully described in Note 9 – Members’ Capital.

The Company has accepted investments under the Notes Program from employees, managers, members, and relatives of managers and members, with $5,454 outstanding at December 31, 2023. For the years ended December 31, 2023 and 2022 our investments from affiliates which exceed $120 through our Notes Program and other unsecured debt are detailed below:

	Relationship to	Amount invested as of		Weighted average interest rate as of	Interest earned during the year ended
	Shepherd’s	December 31,		December 31,	December 31,
Investor	Finance	2023	2022	2023	2023	2022
Eric A. Rauscher	Independent Manager	$475	$475	10.00%	$48	$48

Wallach Educational Trust	Member	-	162	-%	-	11

David Wallach Living Trust	Father of Member	377	366	8.94%	34	66

Gregory L. Sheldon	Independent Manager	828	598	9.60%	79	41

Joseph Rauscher	Parent of Independent Manager	144	144	7.00%	10	7

Kenneth Summers	Independent Manager	235	208	6.29%	15	4

Schultz Family Revocable Living Trust	Trustee is Mother -in-Law of Member	183	178	8.56%	16	13

Barbara Harshman	Member	129	-	8.87%	11	-

Lamar Sheldon	Parent of Independent Manager	274	253	10.0%	27	23

Daniel and Joyce Wallach	Member	135	-	10%	14	-

Scott Summers	Son of Independent Manager	250	500	8.00%	20	10

Madison Trust Company FBO Bruce Eppinger	5% Member	1,825	-	10.5%	192	-

Miguel Ascencio	5% Member	400	-	10.0%	40	-

Paula Eppinger	Parent of 5% Member	200	-	10.0%	20	-